Fair Value Measurement (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Warrant [Member]	May 31, 2011 Whitebox Advisors [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Warrant [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Warrant [Member]
Reclassified Equity Contracts, Shares (in shares)		6,812,500	6,812,500
Fair Value Assumptions, Expected Term						1 year 3 months	9 months	8 years	3 months	6 months	1 year
Fair Value Assumptions Expected Volatility Rate						190.00%	207.00%	190.00%	95.00%	100.00%	100.00%
Fair Value Assumptions, Risk Free Interest Rate		0.18%	0.39%					1.70%			0.20%
Proceeds from Convertible Debt					$ 3,000,000
Warrants Exercise Price	$ 9.12		$ 0.39	$ 0		$ 3.24	$ 51.84		$ 0.15	$ 2.40